Edgar Lomax Value Fund
Schedule of Investments
January 31, 2023 (Unaudited)

Shares	COMMON STOCKS - 95.65%	Value
	Beverage and Tobacco Product Manufacturing - 0.17%
3,850	Altria Group, Inc.	$173,404

	Broadcasting (except Internet) - 0.59%
15,600	Comcast Corp. - Class A	613,860

	Chemical Manufacturing - 16.69%
3,400	AbbVie, Inc.	502,350
14,600	Amgen, Inc.	3,685,040
7,600	Bristol-Myers Squibb Co.	552,140
91,950	Dow, Inc.	5,457,233
6,350	Gilead Sciences, Inc.	533,019
6,300	Johnson & Johnson	1,029,546
18,000	Merck & Co., Inc.	1,933,380
61,652	Pfizer, Inc.	2,722,552
7,400	Procter & Gamble Co.	1,053,612
		17,468,872
	Computer and Electronic Product Manufacturing - 10.89%
70,250	Cisco Systems, Inc.	3,419,068
171,100	Intel Corp.	4,835,286
21,400	Medtronic PLC - ADR	1,790,966
10,200	Qualcomm, Inc.	1,358,742
		11,404,062
	Couriers and Messengers - 5.33%
25,800	FedEx Corp.	5,001,588
3,100	United Parcel Service, Inc. - Class B	574,213
		5,575,801
	Credit Intermediation and Related Activities - 6.93%
11,000	American Express Co.	1,924,230
11,900	Bank of New York Mellon Corp.	601,783
12,050	Citigroup, Inc.	629,251
21,800	JPMorgan Chase & Co.	3,051,128
12,500	U.S. Bancorp	622,500
9,100	Wells Fargo & Co.	426,517
		7,255,409
	Electrical Equipment, Appliance, and Component Manufacturing - 2.46%
28,550	Emerson Electric Co.	2,575,781

	Food Manufacturing - 0.52%
13,350	Kraft Heinz Co.	541,075

	Health and Personal Care Stores - 7.74%
36,100	CVS Health Corp.	3,184,742
133,550	Walgreens Boots Alliance, Inc.	4,922,653
		8,107,395
	Insurance Carriers and Related Activities - 2.55%
25,650	American International Group, Inc.	1,621,593
2,100	UnitedHealth Group, Inc.	1,048,299
		2,669,892
	Machinery Manufacturing - 1.64%
6,800	Caterpillar, Inc.	1,715,572

	Miscellaneous Manufacturing - 3.72%
24,400	3M Co.	2,807,952
5,200	Honeywell International, Inc.	1,084,096
		3,892,048
	Petroleum and Coal Products Manufacturing - 9.08%
27,400	Chevron Corp.	4,768,148
16,950	ConocoPhillips	2,065,696
23,050	Exxon Mobil Corp.	2,674,031
		9,507,875
	Professional, Scientific, and Technical Services - 2.03%
15,800	International Business Machines Corp.	2,128,734

	Real Estate - 0.57%
4,650	Simon Property Group, Inc.	597,339

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.37%
6,800	Goldman Sachs Group, Inc.	2,487,508
10,750	Morgan Stanley	1,046,297
		3,533,805
	Semiconductor and Other Electronic Component Manufacturing - 2.63%
975	Broadcom, Inc.	570,385
12,300	Texas Instruments, Inc.	2,179,683
		2,750,068
	Telecommunications - 5.62%
49,900	AT&T, Inc.	1,016,463
117,050	Verizon Communications, Inc.	4,865,768
		5,882,231
	Transportation Equipment Manufacturing - 5.67%
46,800	Ford Motor Co.	632,268
18,000	General Dynamics Corp.	4,195,080
11,100	Raytheon Technologies Corp.	1,108,335
		5,935,683
	Utilities - 7.45%
31,500	Duke Energy Corp.	3,227,175
62,300	Exelon Corp.	2,628,437
28,750	Southern Co.	1,945,800
		7,801,412
	TOTAL COMMON STOCKS (Cost $98,366,316)	100,130,318

	MONEY MARKET FUND - 4.29%
4,493,950	Invesco STIT-Treasury Portfolio - Institutional Class, 4.30% (a)	4,493,950
	TOTAL MONEY MARKET FUND (Cost $4,493,950)	4,493,950

	Total Investments in Securities (Cost $102,860,266) - 99.94%	104,624,268
	Other Assets in Excess of Liabilities - 0.06%	62,013
	TOTAL NET ASSETS - 100.00%	$104,686,281

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Rate shown is the 7-day annualized yield as of January 31, 2023.

Edgar Lomax Value Fund
Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Edgar Lomax Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Finance and Insurance	$13,459,106	$-	$-	$13,459,106
Information	6,496,091	-	-	6,496,091
Manufacturing	51,259,330	-	-	51,259,330
Mining, Quarrying, and Oil and Gas	2,065,696	-	-	2,065,696
Extraction
Real Estate and Rental and Leasing	597,339	-	-	597,339
Retail Trade	12,875,543	-	-	12,875,543
Transportation and Warehousing	5,575,801	-	-	5,575,801
Utilities	7,801,412	-	-	7,801,412
Total Common Stocks	100,130,318	-	-	100,130,318
Money Market Fund	4,493,950	-	-	4,493,950
Total Investments in Securities	$104,624,268	$-	$-	$104,624,268

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.